Trade Accounts Payable and Others	12 Months Ended
Jun. 30, 2023
Trade Accounts Payable and Others [Abstract]
Trade accounts payable and others
16.	Trade accounts payable and others

	Note	2023	2022

Trade accounts payable		61,972	80,426
Taxes payable	16.1	26,321	25,894
Dividends payable		63,818	123,540
Advances to customers		21,802	21,953
Other liabilities		2,202	1,627
Total current		176,115	253,440
Taxes payable	16.1	28,140	17,742
Other liabilities		3,284	6,091
Total noncurrent		31,424	23,833

16.1	Taxes Payable

	2023	2022

ISS payable	996	681
Withholding taxes	1,320	368
FUNRURAL payable	-	36
PIS and COFINS payable	9,223	3,988
IRPJ and CSLL payable	10,881	15,456
Tax on value added - IVA (Paraguay/Bolivia)	3,254	4,743
Other taxes payable	647	622
Current	26,321	25,894

PIS and COFINS payable	10,405	4,213
IRPJ and CSLL payable	8,781	3,556
Tax on value added - IVA (Paraguay/Bolivia)	8,954	9,973
Non-current	28,140	17,742